Other current assets	12 Months Ended
Dec. 31, 2018
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Other current assets

D.11. Other current assets

An analysis of Other current assets is set forth below:

(€ million)	2018	2017	2016
Taxes payable	1,458	832	1,034
Other receivables(a)	627	627	705
Prepaid expenses	469	336	333
Interest rate derivatives measured at fair value (see Note D.20.)	30	—	3
Currency derivatives measured at fair value (see Note D.20.)	134	133	105
Other current financial assets	199	77	31

Total	2,917	2,005	2,211

(a)	This line mainly comprises advance payments to suppliers. The 2016 figure also includes the impact of corporate transactions finalized in 2016 for which payments were received in January 2017.